Net (recoveries) charges related to Ukraine Conflict (Tables)	6 Months Ended
Jun. 30, 2025
Unusual or Infrequent Items, or Both [Abstract]
Schedule of impairments recognised as a result of conflict in Ukraine
Net recoveries related to Ukraine Conflict consisted of the following for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
	(U.S. Dollars in millions)
Net recoveries of flight equipment	$—	$—	$—	$(23)
Insurance proceeds	(973)	—	(973)	—
Net recoveries related to Ukraine Conflict	$(973)	$—	$(973)	$(23)